Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Current
Rebates payable to customers	78	763	841	537
VAT and other taxes payable	7,576	818	8,394	817
Security deposit received from customers	329	460	789	431
Accrued employee benefits	5,071	4,619	9,690	4,332
Accrued professional fees	1,202	2,597	3,799	7,786
Accrued marketing and hosting expenses	601	649	1,250	1,168
Others	312	251	563	655
	15,169	10,157	25,326	15,726

Non-current
Severance liabilities	2	36	38	40
	2	36	38	40